INCOME TAXES (Aggregate Amount and Per Share Effect of Tax Holidays) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Aggregate effect	4,686	354	14,505
Basic ordinary share effect (in RMB per share)	0.05	0.004	0.17
Diluted ordinary share effect (in RMB per share)	0.05	0.004	0.15